Net Loss Per Share - Schedule of Basic and Diluted Net Income Per Ordinary Share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands		12 Months Ended
		Jun. 30, 2025 CNY (¥) ¥ / shares shares	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2024 CNY (¥) ¥ / shares shares	Jun. 30, 2023 CNY (¥) ¥ / shares shares
Schedule of Basic and Diluted Net Income Per Ordinary Share [Line Items]
Net loss from continuing operations		¥ (336,558)		¥ (515,848)	¥ (43,577)
Less: Net loss attributable to the noncontrolling interests		(172,676)	$ (24,105)	(224,476)
Net loss attributable to owners of the Company from continuing operations		(163,882)	(22,877)	(291,372)	(43,577)
Less: Distributed earnings to New Dragon (Note 18)		2,141	297	826
Less: Net impact on the net income attributable to the Company’s shareholders arising from the share-based compensation schemes of AIFU		(3,164)		3,164
Net loss attributable to ordinary shares of the Company from continuing operations		(162,859)		(295,362)	(43,577)
Net loss attributable to ordinary shares of the Company from continuing operations		(166,023)		(292,198)	(43,577)
Net gain (loss) from discontinued operations		(122,344)		3,777
Less: Net income (loss) attributable to the noncontrolling interests		(90,263)	$ (12,598)	2,075
Net loss attributable to ordinary shares of the Company from discontinued operations		(32,081)		1,702
Net loss attributable to ordinary shares of the Company		¥ (194,940)		¥ (293,660)	¥ (43,577)
Weighted average number of ordinary shares outstanding (in Shares) | shares	[1]	7,609,798	7,609,798	2,586,237	1,005,244
Weighted average number of dilutive potential ordinary shares from share options and restricted share units (in Shares) | shares
Total (in Shares) | shares		7,609,798	7,609,798	2,586,237	1,005,244
Diluted net loss per class A ordinary share from continuing operations (in Yuan Renminbi per share) | (per share)	[1]	¥ (21.645)	$ (3.022)	¥ (114.205)	¥ (43.35)
Diluted net loss per class A ordinary share from discontinued operations (in Yuan Renminbi per share) | (per share)	[1]	¥ (4.216)	$ (0.588)	¥ 0.658
Net loss attributable to ordinary shares of the Company		¥ (198,104)	$ (27,654)	¥ (290,496)	¥ (43,577)
Weighted average number of ordinary shares outstanding (in Shares) | shares	[1]	7,609,798	7,609,798	2,586,237	1,005,244
Basic net loss per class A ordinary share from continuing operations (in Yuan Renminbi per share) | (per share)	[1]	¥ (21.817)	$ (3.046)	¥ (112.982)	¥ (43.35)
Basic net loss per class A ordinary share (in Yuan Renminbi per share) | (per share)	[1]	(26.033)	$ (3.634)	(112.324)	(43.35)
Class A Ordinary Shares [Member]
Schedule of Basic and Diluted Net Income Per Ordinary Share [Line Items]
Diluted net loss per class A ordinary share from continuing operations (in Yuan Renminbi per share) | ¥ / shares		(21.645)		(114.205)	(43.35)
Diluted net loss per class A ordinary share from discontinued operations (in Yuan Renminbi per share) | ¥ / shares		(4.216)		0.658
Diluted net loss per class A ordinary share (in Yuan Renminbi per share) | ¥ / shares		(25.861)		(113.547)	(43.35)
Basic net loss per class A ordinary share from continuing operations (in Yuan Renminbi per share) | ¥ / shares		(21.817)		(112.982)	(43.35)
Basic net loss per class A ordinary share from discontinued operations (in Yuan Renminbi per share) | ¥ / shares		(4.216)		0.658
Basic net loss per class A ordinary share (in Yuan Renminbi per share) | ¥ / shares		¥ (26.033)		¥ (112.324)	¥ (43.35)

[1]	Giving retroactive effect to the 1-for-90 reverse share split effected on June 23, 2025